UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 13F

FORM 13F COVER PAGE


Report for the Quarter Ended: December 31, 1999

Institutional Investment Manager Filing this Report:

Aristeia Capital, LLC
277 Park Avenue, 27th Floor
New York, NY 10172

13F File Number:  28-7622

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Robert H. Lynch, Jr.
Title: Managing Member
Phone: (212) 350-4062
Signature, Place, and Date of Signing:

Robert H. Lynch, Jr.           New York, NY         February 15, 2000

Report Type:

13F Holdings Report


List of  Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.











FORM 13F SUMMARY PAGE



Report Summary:

Number  of Other Included Managers: 0

Form 13F Information Table Entry Total:  26

Form 13F Information Table Value Total: $107,969













































[NOTIFY-INTERNET] goldman@aristeiacapital.com

                                                   VALUE    SHARES/       PUTINVSTMT
    NAME OF ISSUER      TITLE OF CLASS   CUSIP     (x$1000) PRN AMT       CALDSCRETN
AMERITRADE HLDG CORP   SB NT CV 144A 04 03072hAA7   1,696   2,000,000  PRN   SOLE
AT HOME CORP           SB DB CV 0.525%18045919AC1   2,634   4,200,000  PRN   SOLE
ALZA CORP DEL          SUB DB CONV 5%06 022615AD0   2,498   5,000,000  PRN   SOLE
BEA SYSTEMS INC        SB NT CV 4% 05   073325AB8   2,653    500,000   PRN   SOLE
CLEAR CHANNEL COMM     SB NT CV 1.5%    084502AE2   4,363   4,250,000  PRN   SOLE
CHESAPEAKE ENERGY CORP PFD CONV 7%      165167305   1,811     70,000   SH    SOLE
CHECKPOINT SYS INC     SB DB CV 5.25%05 162825AB9   1,298   1,775,000  PRN   SOLE
CHIRON CORP            SB CV ADJ 144A00 170040AB5     734    500,000   PRN   SOLE
ECHOSTAR COMMUNICATIONSSB NT CV 4.875%14278762AB5   6,149   5,000,000  PRN   SOLE
GENZYME CORP           SB NT CV 5.25%05 37936UAA2   1,281   1,000,000  PRN   SOLE
HEWLETT PACKARD CO     SB LYON ZERO 17  428236AC7   4,303   6,342,000  PRN   SOLE
INTERNET CAPITAL GROUP SB CV 5.5% 04    46059CAA4   2,949   2,000,000  PRN   SOLE
INTEGRATED HEALTH SVCS SR SD CV 5.75%01 45812CAE6      15   2,979,000  PRN   SOLE
BANK OF AMERICA CORP   COM              60505104    1,335     26,600   SH    SOLE
KULICKE AND SOFFA INDS SB NT CV 4.75%06 501242AC5   1,652   1,500,000  PRN   SOLE
LATTICE SEMICONDUCTOR CSB NT CV 4.75%144518415AA2     198    150,000   PRN   SOLE
METRICOM INC           SB NT CONV 8%03  591596AC5   2,572    478,000   PRN   SOLE
MONSANTO CO            ADJ CONVR RATE   611662305   1,083     32,700   SH    SOLE
NATIONAL AUSTRALIA BANKCAP UTS EXCHBL   632525309   4,586    166,000   SH    SOLE
ROYAL CARIBBEAN CRUISESPFD CONV A       V7780T111  12,841     84,100   SH    SOLE
SEALED AIR CORP        PFD CV A $2      81211K209   2,995     59,304   SH    SOLE
GENERAL SEMICONDUCTOR ISB NT CV 5.75% 14370787AA1   2,143   2,000,000  PRN   SOLE
STMICROELECTRONICS NV  SUB LYON ZERO 08 861012AA0  27,114   10,000,000 PRN   SOLE
TELEFONOS DE MEXICO SA SR DB CV 4.25%04 879403AD5   6,520   5,000,000  PRN   SOLE
USINTERNETWORKING INC  SB NT CV 7% 144A 917311AE2   8,669   3,000,000  PRN   SOLE
FEDERATED DEPT STORES  WT D EX 121901   31410H127   3,876    158,200   SH    SOLE

                                                   107,969
